Other Non-Current Assets	6 Months Ended
Jun. 30, 2024
Other Assets, Noncurrent Disclosure [Abstract]
Other Non-Current Assets
Note 15 - Other Non-Current Assets
Other long-term assets are comprised of the following:

	June 30, 2024	December 31, 2023
(In $ millions)
Deferred mobilization and contract preparation costs (1)	31.6	42.6
Deferred tax asset	14.9	19.3
Deferred demobilization revenue (2)	2.5	1.5
Deferred financing fee	1.5	1.7
Right-of-use lease asset, non-current (3)	0.9	1.1
Liquidated damages (4)	0.1	0.8
Prepayments	0.1	0.3
Total	51.6	67.3
(1) Non-current deferred mobilization and contract preparation costs relate to the non-current portion of contract mobilization and preparation costs for five of our jack-up rigs (see Note 5 - Contracts with Customers).
(2) Non-current deferred demobilization revenue relates to demobilization revenue for two of our jack-up rigs, which will be billed upon contract completion.
(3) The right-of-use lease asset pertains to our offices and yard leases.
(4) Relates to the non-current portion of liquidated damages associated with a known delay in the operational start date of one of our contracts (two contracts as at December 31, 2023), which is amortized over the firm contract terms and recognized as reduction of "Dayrate revenue" in the Unaudited Condensed Consolidated Statements of Operations.